VOYA EQUITY TRUST

Voya Large Cap Value Fund

VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

VOYA SERIES FUND, INC.

Voya Mid Cap Value Advantage Fund

Supplement dated September 4, 2015

to the Current Prospectuses, Summary Prospectuses

and Statements of Additional Information

for the above named Funds and Portfolio

Effective immediately, Robert M. Kloss is no longer a portfolio manager for the Funds and Portfolio. All references to Robert M. Kloss as a portfolio manager for the Funds and Portfolio are hereby removed from the Funds’ and Portfolio’s Prospectuses, Summary Prospectuses and Statements of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE